Provisions	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Provisions
21. PROVISIONS

	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	90	136	3	47	74	21	7	378
Additional provisions (See Note 4)	30	14	—	4	3	34	90	175
Provisions released (See Note 4)	(20)	—	—	(1)	—	—	(2)	(23)
Utilisation and other	(10)	(12)	(3)	(2)	—	(17)	(91)	(135)
At 30 June 2023	90	138	—	48	77	38	4	395
An additional provision of £30m was recognised in H123, for a customer remediation exercise relating to our mortgage book. This remediation relates to the proposed refund of interest inconsistently charged on mortgage products for customers in Financial Support.
A £30m provision was recognised in H123, relating to restructuring announced to employees in January 2023.
In H123, other provisions included charges for operational risk provisions of £87m (H122: £78m), including fraud losses of £75m (H122: £63m